CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 229,727	$ 162,237
Restricted cash	8,148	9,527
Accounts receivable, net	28,049	21,873
Insurance claims	236	2,569
Due from related companies (Note 2)	3,561	1,084
Advances and other	14,081	13,097
Inventories	19,318	19,660
Prepaid insurance and other	2,649	2,354
Current portion of financial instruments-Fair value (Note 11)	97	140
Total current assets	305,866	232,541
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	0	1,438
FIXED ASSETS (Note 3)
Advances for vessels under construction	106,978	58,521
Vessels	2,772,750	2,710,418
Accumulated depreciation	(584,810)	(537,350)
Vessels' Net Book Value	2,187,940	2,173,068
Total fixed assets	2,294,918	2,231,589
DEFERRED CHARGES, net (Note 4)	16,709	17,331
Total assets	2,618,493	2,483,899
CURRENT LIABILITIES:
Current portion of long-term debt (Note 5)	126,543	126,361
Payables	33,639	52,319
Due to related companies (Note 2)	5,467	6,930
Dividends payable	4,231	0
Accrued liabilities	18,255	16,628
Accrued bank interest	5,612	6,058
Unearned revenue	5,067	14,014
Current portion of financial instruments - Fair value (Note 11)	5,050	5,962
Total current liabilities	203,864	228,272
LONG-TERM DEBT, net of current portion (Note 5)	1,235,917	1,253,937
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	4,784	4,027
STOCKHOLDERS' EQUITY:
Preferred shares, $1.00 par value; 15,000,000 shares authorized and 2,000,000 Series B Preferred Shares and 2,000,000 Series C preferred Shares issued and outstanding at June 30, 2014 and December 31, 2013.	4,000	4,000
Common stock, $ 1.00 par value; 185,000,000 and 85,000,000 shares authorized at June 30, 2014 and December 31, 2013 respectively ; 84,692,295 and 57,969,448 issued and outstanding at June 30, 2014 and December 31, 2013 respectively.	84,692	57,969
Additional paid-in capital	651,012	500,737
Accumulated other comprehensive loss	(9,297)	(6,789)
Retained earnings	432,342	430,548
Total Tsakos Energy Navigation Limited stockholders' equity	1,162,749	986,465
Noncontrolling Interest	11,179	11,198
Total stockholders' equity	1,173,928	997,663
Total liabilities and stockholders' equity	$ 2,618,493	$ 2,483,899